Consolidated Balance Sheets - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Current assets:
Cash	$ 140,839	$ 537,330
Trade accounts receivable, net of allowance for doubtful accounts of $524,617 in 2020 and $99,562 in 2019	7,561,334	10,347,597
Income taxes refundable - current	25,003	25,004
Other receivables	23,145	69,727
Inventories	17,099,767	18,095,627
Prepaid expenses and other assets	472,516	304,713
Total current assets	25,322,604	29,379,998
Property and equipment, net	8,811,863	10,010,223
Income taxes refundable - noncurrent	0	25,003
Intangible assets, net	665,731	659,280
Other assets, net	1,757,614	32,430
Total assets	36,557,812	40,106,934
Current liabilities:
Note payable, SBA PPP loan - current	1,615,404	0
Current installments of long-term debt	312,109	738,955
Note payable to bank, revolver - current	0	5,650,000
Accounts payable and accrued expenses	2,861,343	5,459,352
Accrued compensation and payroll taxes	1,463,307	1,763,338
Income taxes payable	13,986	15,382
Total current liabilities	6,266,149	13,627,027
Note payable, SBA PPP loan - noncurrent	3,365,996	0
Note payable, revolver - noncurrent	4,988,660	0
Long-term debt, excluding current installments	4,853,457	5,169,668
Other noncurrent liabilities	1,823,632	71,339
Total liabilities	21,297,894	18,868,034
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,537,087 shares in 2020 and 7,458,981 shares in 2019	14,002,130	13,853,334
Retained earnings	1,257,788	7,385,566
Total shareholders’ equity	15,259,918	21,238,900
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 36,557,812	$ 40,106,934